Redeemable Convertible Preferred Stock - Election of Directors (Details)	12 Months Ended
Dec. 31, 2020 individual
Fresenius Medical Care
Temporary Equity [Line Items]
Number of representative to attend, in a non-voting observer capacity designated by related party	1
Series A redeemable convertible preferred stock
Temporary Equity [Line Items]
Number of individual designated for board of director by holder of stock	1
Series B redeemable convertible preferred stock
Temporary Equity [Line Items]
Number of individual designated for board of director by holder of stock	2
Series C redeemable convertible preferred stock
Temporary Equity [Line Items]
Number of individual designated for board of director by holder of stock	1